Note 44 Balances of consolidated income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit and loss related party transactions [Line Items]
Interest and other income related party transactions	€ 15	€ 10
Interest Expense Related Party Transactions	2	0
Fee And Commission Income Related Party Transactions	2	3
Fee And Commission Expense Related Party Transactions	€ 23	€ 18